CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current Assets
Cash and cash equivalents	$ 256,624	$ 77,696
Advances receivable and prepaid expenses	236,667	63,895
Due from related parties	26,474
Total Current Assets	519,765	141,591
Non-Current Assets
Property, plant and equipment	527,904	781,172
Exploration and evaluation assets	31,623,192	28,752,093
Intangible assets	1	1
Total Non-Current Assets	32,151,097	29,533,266
Total Assets	32,670,862	29,674,857
Current Liabilities
Accounts payable	715,452	336,256
Accrued liabilities	221,634	270,237
Due to related parties	284,920	950,464
Employee retention allowance	184,159	180,519
Lease obligation - current portion	188,370	204,248
Loans	11,650	27,274
Current Liabilities	1,606,185	1,968,998
Common share purchase warrants	0	31,888
Lease obligation - long-term portion	159,874	386,935
Loans - long-term portion	26,501	0
Total Liabilities	1,792,560	2,387,821
Shareholders' Equity
Issued capital	85,147,700	79,841,286
Reserves	8,940,059	8,411,647
Deficit	(63,209,457)	(60,965,897)
Total Shareholders' Equity	30,878,302	27,287,036
Total Liabilities and Shareholders' Equity	$ 32,670,862	$ 29,674,857